UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06444

Legg Mason Partners Equity Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2007

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS EQUITY FUND

FORM N-Q

MARCH 31, 2007

ITEM 1.                  SCHEDULE OF INVESTMENTS

Legg Mason Partners Equity Fund

Schedule of Investments (unaudited)

March 31, 2007

Shares	Security	Value
COMMON STOCKS — 98.9%
CONSUMER DISCRETIONARY — 12.3%
Auto Components — 0.3%
97,300	Tenneco Automotive Inc. *	$2,477,258
Hotels, Restaurants & Leisure — 3.4%
456,530	McDonald’s Corp.	20,566,677
124,500	Station Casinos Inc.	10,777,965
	Total Hotels, Restaurants & Leisure	31,344,642
Household Durables — 2.9%
112,200	Fortune Brands Inc.	8,843,604
643,600	Toll Brothers Inc. *	17,621,768
	Total Household Durables	26,465,372
Media — 4.5%
246,030	EchoStar Communications Corp., Class A Shares *	10,685,083
703,870	News Corp., Class B Shares	17,223,699
723,260	Time Warner Inc.	14,262,687
	Total Media	42,171,469
Specialty Retail — 1.2%
95,200	Best Buy Co. Inc.	4,638,144
250,830	Staples Inc.	6,481,447
	Total Specialty Retail	11,119,591
	TOTAL CONSUMER DISCRETIONARY	113,578,332
CONSUMER STAPLES — 8.3%
Beverages — 1.7%
248,630	PepsiCo Inc.	15,802,923
Food & Staples Retailing — 1.2%
250,130	Wal-Mart Stores Inc.	11,743,604
Food Products — 2.2%
186,030	Kellogg Co.	9,567,523
275,570	McCormick & Co. Inc., Non Voting Shares	10,614,956
	Total Food Products	20,182,479
Household Products — 1.2%
178,530	Procter & Gamble Co.	11,275,955
Tobacco — 2.0%
209,150	Altria Group Inc.	18,365,461
	TOTAL CONSUMER STAPLES	77,370,422
ENERGY — 7.0%
Oil, Gas & Consumable Fuels — 7.0%
133,062	ConocoPhillips	9,094,788
353,930	Exxon Mobil Corp.	26,704,018
1	Louis Broussard Sealed Envelope (a)(b)	0
117,260	Suncor Energy Inc.	8,952,801
294,380	Total SA, ADR	20,541,836
	TOTAL ENERGY	65,293,443
FINANCIALS — 21.2%
Capital Markets — 4.1%
81,960	Goldman Sachs Group Inc.	16,935,395
258,920	Merrill Lynch & Co. Inc.	21,145,996
	Total Capital Markets	38,081,391
Commercial Banks — 2.5%
662,260	Wells Fargo & Co.	22,801,612
Consumer Finance — 4.2%
368,170	American Express Co.	20,764,788

See Notes to Schedule of Investments.

1

Legg Mason Partners Equity Fund

Schedule of Investments (unaudited) (continued)

March 31, 2007

Shares	Security	Value
Consumer Finance — 4.2% (continued)
243,370	Capital One Financial Corp.	$18,364,700
	Total Consumer Finance	39,129,488
Diversified Financial Services — 4.4%
359,774	Bank of America Corp.	18,355,670
463,890	JPMorgan Chase & Co.	22,442,998
	Total Diversified Financial Services	40,798,668
Insurance — 4.2%
357,880	AFLAC Inc.	16,841,833
112	Berkshire Hathaway Inc., Class A Shares *	12,206,880
328,600	Marsh & McLennan Cos. Inc.	9,624,694
	Total Insurance	38,673,407
Thrifts & Mortgage Finance — 1.8%
143,400	Freddie Mac	8,530,866
632,200	Hudson City Bancorp Inc.	8,648,496
	Total Thrifts & Mortgage Finance	17,179,362
	TOTAL FINANCIALS	196,663,928
HEALTH CARE — 9.5%
Biotechnology — 0.6%
146,800	MedImmune Inc. *	5,342,052
Health Care Providers & Services — 2.3%
163,805	Coventry Health Care Inc. *	9,181,271
234,830	UnitedHealth Group Inc.	12,438,945
	Total Health Care Providers & Services	21,620,216
Pharmaceuticals — 6.6%
701,300	Elan Corp. PLC, ADR *	9,320,277
108,730	Sanofi-Aventis, ADR	4,730,842
975,600	Schering-Plough Corp.	24,887,556
451,500	Wyeth	22,588,545
	Total Pharmaceuticals	61,527,220
	TOTAL HEALTH CARE	88,489,488
INDUSTRIALS — 11.9%
Aerospace & Defense — 2.3%
247,500	Honeywell International Inc.	11,399,850
521,900	Orbital Sciences Corp. *	9,780,406
	Total Aerospace & Defense	21,180,256
Building Products — 1.9%
644,200	Masco Corp.	17,651,080
Industrial Conglomerates — 5.4%
949,230	General Electric Co.	33,564,773
178,960	Textron Inc.	16,070,608
	Total Industrial Conglomerates	49,635,381
Machinery — 2.3%
148,200	Caterpillar Inc.	9,933,846
134,800	Parker Hannifin Corp.	11,634,588
	Total Machinery	21,568,434
	TOTAL INDUSTRIALS	110,035,151
INFORMATION TECHNOLOGY — 18.5%
Communications Equipment — 9.0%
805,100	Cisco Systems Inc. *	20,554,203
619,300	Juniper Networks Inc. *	12,187,824
1,049,197	Motorola Inc.	18,539,311

See Notes to Schedule of Investments.

2

Legg Mason Partners Equity Fund

Schedule of Investments (unaudited)(continued)

March 31, 2007

Shares	Security	Value
Communications Equipment — 9.0% (continued)
746,700	QUALCOMM Inc.	$31,854,222
	Total Communications Equipment	83,135,560
Electronic Equipment & Instruments — 1.8%
475,970	Dolby Laboratories Inc., Class A Shares *	16,425,725
IT Services — 0.9%
231,530	Paychex Inc.	8,768,041
Semiconductors & Semiconductor Equipment — 2.3%
502,230	ASML Holding NV, NY Registered Shares *	12,430,192
305,700	Texas Instruments Inc.	9,201,570
	Total Semiconductors & Semiconductor Equipment	21,631,762
Software — 4.5%
256,000	Adobe Systems Inc. *	10,675,200
1,106,340	Microsoft Corp.	30,833,696
	Total Software	41,508,896
	TOTAL INFORMATION TECHNOLOGY	171,469,984
MATERIALS — 4.6%
Chemicals — 1.5%
271,830	E.I. du Pont de Nemours & Co.	13,436,557
Metals & Mining — 3.1%
274,400	Alcoa Inc.	9,302,160
680,768	Barrick Gold Corp.	19,435,926
	Total Metals & Mining	28,738,086
	TOTAL MATERIALS	42,174,643
TELECOMMUNICATION SERVICES — 0.9%
Wireless Telecommunication Services — 0.9%
130,540	ALLTEL Corp.	8,093,480
UTILITIES — 4.7%
Electric Utilities — 1.0%
138,900	Exelon Corp.	9,543,819
Multi-Utilities — 3.7%
94,200	Dominion Resources Inc.	8,362,134
423,230	Sempra Energy	25,821,262
	Total Multi-Utilities	34,183,396
	TOTAL UTILITIES	43,727,215
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $700,181,756)	916,896,086

Face Amount
SHORT-TERM INVESTMENT — 1.4%
Repurchase Agreement — 1.4%
$13,035,000	Interest in $550,871,000 joint tri-party repurchase agreement dated 3/30/07 with Greenwich Capital Markets Inc., 5.330% due 4/2/07; Proceeds at maturity - $13,040,790; (Fully collateralized by various U.S. government agency obligations, 3.851% to 7.205% due 11/1/28 to 4/1/37; Market value - $13,295,783) (Cost - $13,035,000)	13,035,000
	TOTAL INVESTMENTS — 100.3% (Cost — $713,216,756#)	929,931,086
	Liabilities in Excess of Other Assets — (0.3)%	(2,887,010)
	TOTAL NET ASSETS — 100.0%	$927,044,076

See Notes to Schedule of Investments.

3

Legg Mason Partners Equity Fund

Schedule of Investments (unaudited)(continued)

March 31, 2007

*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(b)	Illiquid security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR - American Depositary Receipt

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Equity Fund Inc. (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company.

Effective as of close of business, April 13, 2007, the Fund is a separate diversified series of Legg Mason Partners Equity Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under, the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$225,099,128
Gross unrealized depreciation	(8,384,798)
Net unrealized appreciation	$216,714,330

ITEM 2.                                                     CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                     EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 30, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: May 30, 2007